Debt (Tables)	12 Months Ended
Dec. 31, 2011
Debt [Abstract]
Long-term debt

	Due Date	2011	2010	2009
3.125% Senior Notes	2014	$499,867	$499,822	$499,777
7.375% Debentures	2027	129,056	129,053	129,050
7.45% Debentures	2097	3,500	3,500	139,473
2.00% to 14.50% Promissory Notes	Through 2023	6,808	15,951	14,370

		$639,231	$648,326	$782,670